TRADING ASSETS (Details)	12 Months Ended
	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Trading Greek Government Bonds [Member] EUR (€)		Dec. 31, 2010 Trading Greek Government Bonds [Member] EUR (€)		Dec. 31, 2011 Debt securities issued by other governments and public entities EUR (€)		Dec. 31, 2010 Debt securities issued by other governments and public entities EUR (€)		Dec. 31, 2011 Trading Debt Securities Issued By Greek Financial Institutions [Member] EUR (€)		Dec. 31, 2010 Trading Debt Securities Issued By Greek Financial Institutions [Member] EUR (€)		Dec. 31, 2011 Trading Debt Securities Issued By Foreign Financial Institutions [Member] EUR (€)	Dec. 31, 2010 Trading Debt Securities Issued By Foreign Financial Institutions [Member] EUR (€)		Dec. 31, 2011 Corporate debt securities issued by companies incorporated in Greece EUR (€)		Dec. 31, 2010 Corporate debt securities issued by companies incorporated in Greece EUR (€)		Dec. 31, 2011 Corporate debt securities issued by companies incorporated outside Greece EUR (€)	Dec. 31, 2010 Corporate debt securities issued by companies incorporated outside Greece EUR (€)		Dec. 31, 2011 Trading Equity Securities Issued By Domestic Companies [Member] EUR (€)	Dec. 31, 2010 Trading Equity Securities Issued By Domestic Companies [Member] EUR (€)		Dec. 31, 2011 Trading Equity Securities Issued By Foreign Companies [Member] EUR (€)	Dec. 31, 2010 Trading Equity Securities Issued By Foreign Companies [Member] EUR (€)		Dec. 31, 2011 Trading Mutual Fund Units [Member] EUR (€)	Dec. 31, 2010 Trading Mutual Fund Units [Member] EUR (€)		Dec. 31, 2011 Trading Greek Treasury Bills [Member] EUR (€)	Dec. 31, 2010 Trading Greek Treasury Bills [Member] EUR (€)		Dec. 31, 2011 Trading Foreign Treasury Bills [Member] EUR (€)	Dec. 31, 2010 Trading Foreign Treasury Bills [Member] EUR (€)
Schedule Of Trading Securities And Other Trading Assets
Trading assets	€ 2,964,088,000	€ 2,785,322,000	[1]		$ 3,921,270,000	€ 259,233,000		€ 797,377,000	[1]	€ 219,807,000		€ 177,333,000	[1]	€ 44,395,000		€ 300,041,000	[1]	€ 110,026,000	€ 398,845,000	[1]	€ 10,876,000		€ 16,956,000	[1]	€ 5,547,000	€ 110,448,000	[1]	€ 7,767,000	€ 6,082,000	[1]	€ 8,750,000	€ 10,272,000	[1]	€ 5,408,000	€ 19,854,000	[1]	€ 2,268,222,000	€ 934,552,000	[1]	€ 24,057,000	€ 13,562,000	[1]
Transfer Of Investments [Abstract]
Transferred to AFS		200,381,000	[1]			24,875,000	[1]			29,376,000	[1]			4,810,000	[1]						141,320,000	[1]
Transferred to HTM		263,791,000	[1]			263,791,000	[1]			0	[1]			0	[1]						0	[1]
Total		464,172,000	[1]			288,666,000	[1]			29,376,000	[1]			4,810,000	[1]						141,320,000	[1]
Trading Securities Balance Sheet Reported Amounts Textuals [Abstract]
Net unrealized losses on trading assets	713,711,000	288,545,000		78,316,000
Securities that are pledged as collateral incleded in trading assets	€ 927,300,000	€ 1,564,500,000

[1]	As restated. See Note 43 for more information.